FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 $ / shares
Current assets:
Cash and cash equivalents	¥ 917,319	$ 132,121	¥ 787,257	$ 113,389	¥ 206,391	¥ 154,156
Prepayments and other current assets	108,495	15,627	112,122
Amounts due from subsidiaries and VIE	38,772	5,584	37,565
Total current assets	2,168,033	312,262	1,768,885
Investments in cost method investees other than subsidiaries and VIE	33,443	4,817	13,307
TOTAL ASSETS	2,368,265	341,101	1,889,173
Current liabilities:
Other current liabilities | ¥	2,860		3,954
Amounts due to related parties	0	0	7,469
Total current liabilities	796,253	114,685	654,702
TOTAL LIABILITIES	796,253	114,685	654,702
SHAREHOLDERS' EQUITY(DEFICIT)
Additional paid-in capital	1,761,430	253,699	1,535,665
Accumulated deficit	(233,866)	(33,684)	(320,499)
Accumulated other comprehensive income	44,348	6,387	19,212
Total shareholders' equity	1,572,012	226,416	1,234,471		(322,229)	(232,375)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,368,265	341,101	1,889,173
Ordinary shares:
Par value | $ / shares				$ 0.0001			$ 0.0001
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY(DEFICIT)
Ordinary shares	¥ 92	$ 13	¥ 85
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000	470,000,000
Shares issued	146,111,244	146,111,244	138,170,631	138,170,631
Shares outstanding	146,111,244	146,111,244	138,170,631	138,170,631
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY(DEFICIT)
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738	13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 460,670	$ 66,350	¥ 254,213	$ 36,614	¥ 144,814
Prepayments and other current assets	2,526	364	7,180
Amounts due from subsidiaries and VIE	779,762	112,309	764,883
Total current assets	1,242,958	179,023	1,026,276
Investments in subsidiaries and VIE	325,144	46,830	218,147
Investments in cost method investees other than subsidiaries and VIE	6,682	962	6,682
TOTAL ASSETS	1,574,784	226,815	1,251,105
Current liabilities:
Other current liabilities	2,772	399	9,165
Amounts due to related parties			7,469
Total current liabilities	2,772	399	16,634
TOTAL LIABILITIES	2,772	399	16,634
SHAREHOLDERS' EQUITY(DEFICIT)
Additional paid-in capital	1,761,430	253,699	1,535,665
Accumulated deficit	(233,866)	(33,684)	(320,499)
Accumulated other comprehensive income	44,348	6,387	19,212
Total shareholders' equity	1,572,012	226,416	1,234,471
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,574,784	226,815	1,251,105
Parent Company [Member] | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY(DEFICIT)
Ordinary shares	¥ 92	$ 13	¥ 85
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000	470,000,000
Shares issued	146,111,244	146,111,244
Shares outstanding			146,111,244	146,111,244
Parent Company [Member] | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY(DEFICIT)
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738
Shares outstanding			13,300,738	13,300,738